Commitments and Contingencies (Details) $ in Thousands	6 Months Ended
Jun. 30, 2026 USD ($)
Two Time Charter
Commitments and Contingencies
Lessor operating lease nature of lease payments	escalating
Renewal term of time charter contract	three consecutive periods of five years
Another Two Time Charters
Commitments and Contingencies
Lessor operating lease nature of lease payments	time charters contain both fixed lease and variable lease payments
Master Agreement
Commitments and Contingencies
Charter hire commission payable to the management company	1.25%
Commission payable over the minimum contractual charter revenues	$ 8,386
Inflation rate adjustment to management fees	3.00%
Management fees	$ 33,625